Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Assets

The fair value of these financial assets was determined using the following inputs for the year end December 31, 2014. The Company did not have any cash equivalents at December 31, 2013.

	December 31, 2014
	Level 1	Level 2	Level 3
	(in thousands)
Money market funds	$100,000	$—	$—

Total	$100,000	$—	$—